LONG-TERM INCENTIVE PLAN - Additional Information (Detail) $ in Millions			3 Months Ended
	Jun. 27, 2019 USD ($) shares	Apr. 15, 2019 Installment shares	Sep. 30, 2019 shares	Jun. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting commencing date		Jul. 15, 2019
Share-based compensation arrangement by share-based payment award, award vesting period		4 years
Share-based compensation arrangement by share-based payment award,vesting period grant date		3 months
Threshold Performance Condition, For Year 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Target Performance Condition, For Year 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Maximum Performance Condition, For Year 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		100.00%
Restricted phantom units | Amended and Restated 2019 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period	238,553	1,015,047
Phantom Units Subject to Time-based Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments | Installment		3
Share-based compensation arrangement by share-based payment award, award vesting commencing date		Apr. 03, 2020
Phantom Units Subject to Time-based Vesting | Amended and Restated 2019 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period		494,421
Phantom Units Subject to Performance-based Vesting | Amended and Restated 2019 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period		520,626
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period			31,607	31,295
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period			49,379	48,924
Share-based compensation arrangement by share-based payment award, equity instruments other than options, settled in period			17,772	17,629
Restricted Units | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period		275,000
Phantom and Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in Period	975,142
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period	1,351,493
Share-based compensation arrangement by share-based payment award, equity instruments other than options, settled in period	376,351
Unit-based compensation expense recognized | $	$ 2.2